Prospectus supplement dated October 1, 2013
to the following prospectus(es):
The Best of America® FPVUL and The Best of America Next Generation® II FPVUL prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective immediately, Nationwide will accept telephone requests for full and partial surrenders and policy loans under certain circumstances and subject to certain restrictions. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Consequently, the following provisions of this prospectus are amended accordingly:
1.	The following is hereby added to the "Full Surrender" section of the "Surrenders" provision:
Surrenders
Full Surrender
Notwithstanding anything to the contrary set forth in this prospectus, requests submitted via telephone will be accepted subject to dollar amount limitations and payment restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Please contact the Service Center for current limitations and restrictions on full surrenders.
2.	The following is hereby added to the "Partial Surrender" section of the "Surrenders" provision:
Partial Surrender
Notwithstanding anything to the contrary set forth in this prospectus, requests submitted via telephone will be accepted subject to dollar amount limitations and payment restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Please contact the Service Center for current limitations and restrictions on partial surrenders.
3.	The following is hereby added to the "Policy Loans" provision:
Policy Loans
Notwithstanding anything to the contrary set forth in this prospectus, requests submitted via telephone will be accepted subject to dollar amount limitations and payment restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Please contact the Service Center for current limitations and restrictions on policy loans.
PROS-0239